Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Other Noncurrent Assets [abstract]
Other Non-Current Assets

Note 21: Other Non-Current Assets

The components of other non-current assets include the following:

	December 31,
(millions of U.S. dollars)	2025	2024
Cash surrender value of life insurance policies	384	370
Deferred commissions	110	98
Net defined benefit plan surpluses (see note 27)	83	40
Other non-current assets(1)	103	117
Total other non-current assets	680	625

(1)
Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $96 million and $89 million as of December 31, 2025 and 2024, respectively (see note 31).